(PROS)
                               Forward Funds, Inc.
                                 (the "Company")

                         The Garzarelli U.S. Equity Fund
                    The Hansberger International Growth Fund
                        The Hoover Small Cap Equity Fund
                     The Uniplan Real Estate Investment Fund


                        Supplement dated January 3, 2001

                      (to the Prospectus dated May 1, 2000)

         On January 2, 2001, Provident Distributors, Inc., the Company's current distributor, was acquired by PFPC Distributors, Inc., which became the Company's new distributor.


(SAI)

                                Forward Funds, Inc.
                                 (the "Company")

                         The Garzarelli U.S. Equity Fund
                    The Hansberger International Growth Fund
                        The Hoover Small Cap Equity Fund
                     The Uniplan Real Estate Investment Fund


                        Supplement dated January 3, 2001

             (to the Statement of Additional Information dated May 1, 2000)

         On January 2, 2001, Provident Distributors, Inc., the Company's current distributor, was acquired by PFPC Distributors, Inc., which became the Company's new distributor.

         On and after that time, wherever the term "Distributor" is used in this
Statement  of   Additional   Information,   it  should  be  read  to  mean  PFPC
Distributors, Inc.

         The Board of Trustees of the Company approved a new distribution agreement with PFPC Distributors, Inc. at a meeting held on December 6, 2000. The terms of the Distribution Agreement between the Company and PFPC Distributors, Inc. are substantially the same as the terms of the Distribution Agreement between the Company and Provident Distributors, Inc.